RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Schedule of Reconciliation of Net Assets Available for Benefit to Form 5500 (Details) - EBP 610255 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 3,489,897,500	$ 3,449,667,918
Amounts allocated to withdrawing participants	(5,288,379)	(962,718)
Loan balances considered deemed distributions	(189,874)	(224,607)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	(19,228,483)	(38,176,474)
Net assets available for benefits per the Form 5500	$ 3,465,190,764	$ 3,410,304,119